Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ 29,124	$ (13,777)
Weighted average number of common shares, outstanding	39,166	31,083
Total shares outstanding	40,789	31,083
Earnings / (loss) per common share	$ 736.43	$ (443.23)
Earnings / (loss) per common share	$ 707.40	$ (443.23)
Earnings / (Loss) per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ 29,124	$ (13,777)
Less income allocated to restricted shares	(281)
Net income / (loss) available to common stockholders	$ 28,843	$ (13,777)
Weighted average number of common shares, outstanding		31,083
Weighted average number of common shares, outstanding	39,166	31,083
Effect of dilutive restricted shares	0	0
Earnings / (loss) per common share	$ 736.43	$ (443.23)
Earnings / (Loss) Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ 29,124	$ (13,777)
Less income allocated to restricted shares	(270)
Earnings/ (Loss) available to common stockholders, diluted	$ 28,854	$ (13,777)
Weighted average number of common shares, outstanding		31,083
Weighted average number of common shares, outstanding	39,166
Effect of dilutive restricted shares	1,623	0
Total shares outstanding	40,789	31,083
Earnings / (loss) per common share	$ 707.40	$ (443.23)